Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets:
Impaired Loans	$ 51,021,000	$ 65,551,000
Non-financial assets:
Other real estate owned	55,850,000	69,872,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	696,000	367,000
Adjustment to fair value in connection with other real estate owned	1,023,000	597,000
Impaired commercial collateral dependent loans	51,021,000	65,551,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	39,520,000	52,092,000
Impaired collateral dependent commercial loans with an internal evaluation completed in the last twelve months	$ 2,958,000	$ 5,307,000
Significant Unobservable Inputs (Level 3) | Bond meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Minimum period of residential mortgage loan performance under original contract terms	24 months	24 months
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%	7.00%
Default rate assumptions (as a percent)	1.00%	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%	13.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%	2.00%
Default rate assumptions (as a percent)	4.50%	4.50%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%
Loss severity rate, thereafter (as a percent)	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Measured on a non-recurring basis:
Assets:
Impaired Loans	$ 18,033,000	$ 29,501,000
Non-financial assets:
Other real estate owned	12,705,000	6,112,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	(8,589,000)	(1,557,000)
Change in net provision, other real estate owned	1,023,000	597,000
Impaired commercial collateral dependent loans	18,033,000	29,501,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	18,033,000	29,501,000
Non-financial assets:
Other real estate owned	12,705,000	6,112,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 18,033,000	$ 29,501,000